May 27, 2009

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust (File No. 811-07953) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of the EQ/Ariel Appreciation II Portfolio, EQ/AXA Rosenberg Value Long/Short Equity Portfolio (the “Long/Short Portfolio”), EQ/Bond Index Portfolio, EQ/Caywood-Scholl High Yield Bond Portfolio, EQ/Government Securities Portfolio, EQ/Long Term Bond Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, EQ/Short Duration Bond Portfolio and EQ/Van Kampen Real Estate Portfolio (together, the “Acquired Portfolios”), each a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Acquired Portfolios scheduled to be held on August 26, 2009 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of each of the Acquired Portfolios into, or with respect to the Long/Short Portfolio, the sale of its assets to, a corresponding series of the Trust.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

U.S. Securities and Exchange Commission

May 27, 2009

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Andrea Ottomanelli Magovern at (202) 778-9178 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.

Andrea Ottomanelli Magovern, Esq.

K&L Gates, LLP